Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Trade Payables
Trade payables	$ 398,519		$ 407,007
Related parties - note 20	15,337		4,811
Trade payables	$ 413,856	$ 1,014	$ 411,818